Leases - Schedule of Cash Flow Information Related to Finance Leases (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from finance leases	$ 58,671	$ 80,738	$ 72,678